SCHEDULE OF LIQUIDITY RISKS (Details) $ in Thousands	Sep. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Trade payables	$ 3,760
Other accounts payable	2,944
Loans	5,901
Lease liability	2,558
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	3,760
Other accounts payable	2,944
Loans	1,557
Lease liability	1,322
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Loans	4,976
Lease liability	$ 1,534